Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events
(13)	Subsequent Events

Alameda Lease Extension

On February 16, 2023, the Company entered into a three-month extension of the lease of its corporate headquarters through August 31, 2023.

Silicon Valley Bank Closure

Silicon Valley Bank was closed on March 10, 2023 by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver. The FDIC transferred all deposits to a newly created bridge bank, named Silicon Valley Bridge Bank, N.A. (“SVBB”). At the time of closing, the Company maintained substantially all of its cash and cash equivalents in deposit accounts with Silicon Valley Bank. The Company did not have any lending relationships with Silicon Valley Bank at the time of closing. On March 12, 2023, the U.S. Treasury, Federal Reserve, and FDIC announced that Silicon Valley Bank depositors will have access to all their money starting March 13, 2023. The Company was able to access all of its funds at SVBB and has since transitioned its primary banking relationship to a national banking institution. The Company does not expect that the closure of Silicon Valley Bank will have an impact on the Company’s financial position and results from operations.

Optimum Merger Agreement

On March 25, 2023, the Company entered into a Securities Purchase Agreement to acquire all the outstanding equity of Optimum Design Associates, Inc. and Optimum Design Associates Pty. Ltd. (together “ODA”) for consideration of up to $6.8 million in cash, to be paid in three installments over one year, 4,400,000 shares of common stock, to be awarded within five days of the closing date of the Securities Purchase Agreement, and up to $7.5 million in additional consideration, to be awarded in the future dependent on the financial performance of ODA. The Company continues to assess the total impact of the acquisition as of the filing date.

White Lion Stock Purchase Agreement

Subsequent to December 31, 2022, the Company issued 350,000 shares of common stock to White Lion in exchange for $0.3 million in proceeds.